Income Taxes - Effective Income Tax Reconciliation (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Effective income tax rate reconciliation [Abstract]
Federal tax at statutory rate	34.00%	34.00%	34.00%
State tax at statutory rate (net of federal benefit)	7.00%	7.00%	12.00%
Change to Uncertain Tax Position	0.00%	0.00%	10.00%
Permanent Items	0.00%	(1.00%)	0.00%
Change in U.S. Tax Rate Applied to Deferred Taxes	(31.00%)	0.00%	0.00%
Incentive Stock Options	(1.00%)	(2.00%)	(9.00%)
Acquisition Related Costs	0.00%	0.00%	(3.00%)
Preferred Stock Warrants	(21.00%)	0.00%	0.00%
Change in valuation allowance	11.00%	(37.00%)	(46.00%)
Credits and Reserves	0.00%	0.00%	0.00%
Other	1.00%	(1.00%)	1.00%
Total	0.00%	0.00%	(1.00%)